     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 1999

                                                     REGISTRATION NOS.:  2-74980
                                                                        811-3326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                       POST-EFFECTIVE AMENDMENT NO. 20                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 21                              /X/

                            ------------------------

         MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
           (FORMERLY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST)
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                         ------------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                              --------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on March 29, 1999 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                               CAPTION
------------------------------------------------------------------------------------------
PART A                                            PROSPECTUS
 1.  ............... Cover Page; Back Cover

 2.  ............... Investment Objectives; Principal Investment Strategies; Principal
                     Risks

 3.  ............... Fees and Expenses

 4.  ............... Investment Objectives; Principal Investment Strategies; Principal
                     Risks

 5.  ............... Not Applicable

 6.  ............... Fund Management

 7.  ............... Pricing Fund Shares; How to Buy Shares; How to Exchange Shares; How to
                     Sell Shares; Distributions; Tax Consequences

 8.  ............... How to Buy Shares

 9.  ............... Financial Highlights

PART B                   STATEMENT OF ADDITIONAL INFORMATION

    Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                     PROSPECTUS - MARCH 29, 1999

Morgan Stanley Dean Witter
                                              U.S. GOVERNMENT MONEY MARKET TRUST

                                 [COVER PHOTO]

                                       A MONEY MARKET FUND THAT SEEKS TO PROVIDE
                                             SECURITY OF PRINCIPAL, HIGH CURRENT
                                                            INCOME AND LIQUIDITY


  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objectives.................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Past Performance......................................                   3
                          Fees and Expenses.....................................                   4
                          Fund Management.......................................                   5

Shareholder Information   Pricing Fund Shares...................................                   6
                          How to Buy Shares.....................................                   6
                          How to Exchange Shares................................                   8
                          How to Sell Shares....................................                  10
                          Distributions.........................................                  12
                          Tax Consequences......................................                  13
Financial Highlights      ......................................................                  14

Financial Statements --
January, 1999             ......................................................                  15

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ
                          IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


           FUND CATEGORY
           ---------------------------
       / / Growth

       / / Growth and Income

       / / Income

       /X/ MONEY MARKET

(SIDEBAR)
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
(END SIDEBAR)

THE FUND

ICON  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter U.S. Government Money Market Trust (the "Fund") is a money market fund that seeks to provide security of principal, high current income and liquidity. There is no guarantee that the Fund will achieve these objectives.

ICON  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
             The Fund will invest in high quality, short-term U.S. Government securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

             The U.S. Government securities that the Fund may purchase include:
                            - U.S. Treasury bills, notes and bonds, all of which
                              are direct obligations of the U.S. Government.
                            - Securities issued by agencies and
                              instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.
                            - Securities issued by agencies and
                              instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.
                            - Securities issued by agencies and
                              instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

             The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and saving and loan institutions.


             The Fund's policies discussed above are fundamental. These policies may not be changed without shareholder approval. In addition to the fundamental investment policies, the Fund may invest in repurchase agreements. Repurchase agreements are contracts in which a financial institution sells a security and agrees to buy it back on a specific date (usually within 7 days) and at a higher price, which reflects an agreed-upon interest rate.

ICON  PRINCIPAL RISKS
--------------------------------------------------------------------------------

            CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the
             Fund is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.


             Credit risk is minimal with respect to the Fund's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short maturities.


             An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

            YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

(SIDEBAR)
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME.
(END SIDEBAR)

ICON  PAST PERFORMANCE
--------------------------------------------------------------------------------

           The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call (800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.


ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.59%
`90            7.35%
`91            5.37%
`92            3.03%
`93            2.29%
`94            3.22%
`95            5.02%
`96            4.47%
`97            4.63%
`98            4.71%

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.22% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.55% (quarter ended June 30, 1993).


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 U.S. Government Money Market           4.71%         4.41%           4.85%
-------------------------------------------------------------------------------
 Lipper U.S. Government Money
 Market Funds Index(1)                  4.95%         4.79%           5.19%
-------------------------------------------------------------------------------



1 The Lipper U.S. Government Money Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Government Money Market Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in the index.

(SIDEBAR)
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JANUARY 31, 1999.
(END SIDEBAR)

ICON  FEES AND EXPENSES
--------------------------------------------------------------------------------

           The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management Fee                                                 0.46%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
-----------------------------------------------------------------------
 Other expenses                                                 0.38%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                           0.94%
-----------------------------------------------------------------------


           EXAMPLE

           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.



----------------------------------------------------------
                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------
                   $ 96      $300       $520       $1,155
----------------------------------------------------------

(SIDEBAR)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAS MORE THAN $126.2 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF FEBRUARY 28, 1999.

(END SIDEBAR)

ICON  FUND MANAGEMENT
--------------------------------------------------------------------------------
             The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


             The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended January 31, 1999 the Fund accrued total compensation to the Investment Manager amounting to 0.46% of the Fund's average daily net assets.

(SIDEBAR)
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (800) THE-DEAN FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU.

YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
WWW.DEANWITTER.COM/FUNDS
(END SIDEBAR)

SHAREHOLDER INFORMATION

ICON  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.


           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


ICON  HOW TO BUY SHARES
--------------------------------------------------------------------------------

             You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your investment in proper form and accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.



MINIMUM INVESTMENT AMOUNTS*
--------------------------------------------------------------------
                                              MINIMUM INVESTMENT
                                          --------------------------
 INVESTMENT OPTIONS                          INITIAL     ADDITIONAL
--------------------------------------------------------------------
 Regular Accounts:
                                          $       1,000     $  50
--------------------------------------------------------------------
 Individual Retirement Accounts:
     Regular IRAs
                                          $       1,000     $  50
--------------------------------------------------------------------
     Education IRAs
                                          $         500     $  50
--------------------------------------------------------------------
 EASYINVEST -SM- (Automatically from
 your checking or savings account or
 Money Market Fund)
                                          not available     $ 100
--------------------------------------------------------------------



             There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts. In addition, the Fund will waive the minimum initial investment for the automatic reinvestment of distributions from certain unit investment trusts.

 INVESTMENT
 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact Your       NEW ACCOUNTS AND SUBSEQUENT INVESTMENTS
 Financial Advisor  You may buy Fund shares by contacting your Morgan Stanley
                    Dean Witter Financial Advisor or other authorized financial
 ICON               representative. Your Financial Advisor will assist you,
                    step-by-step, with the procedures to invest in the Fund.
--------------------------------------------------------------------------------
 By Mail            NEW ACCOUNTS
 ICON               To open a new account to buy Fund shares:
                    - Complete and sign the attached Application.
                    - Make out a check for the investment amount to: Morgan
                      Stanley Dean Witter U.S. Government Money Market Trust.
                    - Mail the Application and check to Morgan Stanley Dean
                      Witter Trust FSB at P.O. Box 1040, Jersey City, New Jersey
                      07303.
                    ------------------------------------------------------------
                    SUBSEQUENT INVESTMENTS
                    To buy additional shares for an existing Fund account:
                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number and the social
                      security or tax identification number, and the additional
                      investment amount. The letter must be signed by the
                      account owner(s).
                    - Make out a check for the investment amount to: Morgan
                      Stanley Dean Witter U.S. Government Money Market Trust.
                    - Mail the letter and check to Morgan Stanley Dean Witter
                      Trust FSB at the same address as for new accounts.
--------------------------------------------------------------------------------
 By wire            NEW ACCOUNTS
 ICON               To open a new account to buy Fund shares:
                    - Mail the attached Application, completed and signed, to
                      Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040,
                      Jersey City, New Jersey 07303.
                    - Before sending instructions by wire, call us at (800)
                      869-NEWS advising us of your purchase and to confirm we
                      have received your Application.
                    - Wire the instructions specifying the name of the Fund and your account number, along with the additional investment
                      amount, to The Bank of New York, for credit to the account of "Morgan Stanley Dean Witter Trust FSB, Harborside
                      Financial Center, Plaza Two, Jersey City, New Jersey
                      07303, Account No. 8900188413."
                    (When you buy Fund shares, wire purchase instructions
                    received by Morgan Stanley Dean Witter Trust FSB prior to
                    12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are
                    normally effective the next business day.)
                    ------------------------------------------------------------
                    SUBSEQUENT INVESTMENTS
                    To buy additional shares for an existing Fund account:
                    - Before sending instructions by wire, call us at (800)
                      869-NEWS advising us of your purchase.
                    - Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to
                      The Bank of New York, for credit to the account of Morgan
                      Stanley Dean Witter Trust FSB in the same manner as
                      opening an account.
                    (Also, when you buy additional Fund shares, wire purchase
                    instructions received by Morgan Stanley Dean Witter Trust
                    FSB prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
--------------------------------------------------------------------------------
 EASYINVEST -SM-    NEW ACCOUNTS
 (Automatically     This program is not available to open a new Fund account or
 from your          a new account of another Money Market Fund.
 checking or        ------------------------------------------------------------
 savings            SUBSEQUENT INVESTMENTS
 account)           EASYINVEST-SM- A purchase plan that allows you to transfer money automatically from your checking or savings account on a semi-monthly, monthly or quarterly basis. Contact your
                    Morgan Stanley Dean Witter Financial
ICON
                    Advisor for further information about this service.
--------------------------------------------------------------------------------

           ADDITIONAL PURCHASE INFORMATION. If you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and
           (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. In addition, if you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may have cash balances in your securities account (which do not exceed $5,000) automatically invested in shares of the Fund on a weekly basis.





           PLAN OF DISTRIBUTION. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


          HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

           PERMISSIBLE FUND EXCHANGES. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Dean Witter Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, No-Load Fund or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another Fund's shares with the proceeds.


           See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.

           An exchange privilege account also may be maintained for you if you acquired Fund shares in exchange for shares of various TCW/DW Funds.

           The current PROSPECTUS for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investing.

           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
           (800) 869-NEWS.

           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

           The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

           EXCHANGING SHARES OF ANOTHER FUND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Dean Witter Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the PROSPECTUS of the Fund that charges the CDSC for more details.

           FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

(SIDEBAR)
SYSTEMATIC
WITHDRAWAL PLAN
THIS PLAN ALLOWS YOU TO WITHDRAW MONEY AUTOMATICALLY FROM YOUR FUND ACCOUNT AT REGULAR INTERVALS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR MORE DETAILS.

(END SIDEBAR)

ICON  HOW TO SELL SHARES
--------------------------------------------------------------------------------

           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial
 ICON               representative.
                    ------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 Check-writing      You may order a supply of blank checks by requesting them on
 Option             the investment application or by contacting your Morgan
 ICON               Stanley Dean Witter Financial Advisor.
                    ------------------------------------------------------------
                    Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one
                    signature unless the joint owners have specified on an
                    investment application that all owners are required to sign checks.
                    ------------------------------------------------------------
                    Payment of check proceeds normally will be made on the next business day after we receive your check in proper form.
                    Shares purchased by check (including a certified or bank
                    cashier's check) are not normally available to cover
                    redemption checks until fifteen days after Morgan Stanley
                    Dean Witter Trust FSB receives the check used for
                    investment. A check will not be honored in an amount
                    exceeding the value of the account at the time the check is presented for payment.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
 ICON               $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                    ------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal
                    Plan, the shares may be subject to a contingent deferred
                    sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Dean
                    Witter Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC.
                    See the PROSPECTUS of the Fund that charges the CDSC for
                    more details.
--------------------------------------------------------------------------------

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 By Letter          You may also sell your shares by writing a "letter of
 ICON               instruction" that includes:
                    - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800)869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional
                    documentation may be required for shares held by a
                    corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 By Telephone or    You may also sell your shares by calling Morgan Stanley Dean
 Wire               Witter Trust FSB at (800) 869-NEWS or by sending wire
 ICON               instructions to Morgan Stanley Dean Witter Trust FSB at
 ICON               Telex No. 125076. A check will be mailed to the name(s) and address in which the account is registered or, for amounts of $1,000 or more, you may request a wire transfer to the
                    bank account designated in the application.
--------------------------------------------------------------------------------



           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


           Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $500. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

           MONEY MARKET FUND AUTOMATIC SALE PROCEDURES. If you maintain a brokerage account with Dean Witter Reynolds or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

           If you elect to participate by notifying Dean Witter Reynolds or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Dean Witter Reynolds or another authorized dealer of fund shares.

(SIDEBAR)
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
(END SIDEBAR)
Sales will be effected on the business day before the date you are obligated to make payment, and Dean Witter Reynolds or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

           EASYINVEST -SM- -- AUTOMATIC REDEMPTION. You may invest in shares of certain other Morgan Stanley Dean Witter Funds by subscribing to EASYINVEST -SM-, an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EASYINVEST -SM-, you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Dean Witter Trust FSB, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Dean Witter Trust FSB will receive the proceeds for investment on the day following the sale date.

           MARGIN ACCOUNTS. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you hold Fund shares in this manner, please contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for more details.

ICON  DISTRIBUTIONS
--------------------------------------------------------------------------------

           The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.


           The Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.

                            Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

ICON  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions.

           Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.


           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in this PROSPECTUS.



 YEARS ENDED JANUARY 31                                        1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------

 SELECTED PER-SHARE DATA
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                         $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                                              ------  ------  ------  ------  ------
    Net investment income                                      0.045   0.046   0.043   0.049   0.034
----------------------------------------------------------------------------------------------------
 LESS DIVIDENDS
    Net investment income                                     (0.045) (0.046) (0.043) (0.049) (0.034)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------------------------

 Total Return                                                   4.63%   4.67%   4.41%   5.00%   3.47%
----------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
 Expenses                                                       0.94%   1.02%   1.11%   1.09%   1.08%
----------------------------------------------------------------------------------------------------
 Net investment income                                          4.50%   4.53%   4.29%   4.86%   3.38%
----------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                       $1,017  $  891  $  927  $  903  $  809
----------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999

                                                                                ANNUALIZED
PRINCIPAL                           DESCRIPTION                                    YIELD
AMOUNT IN                               AND                                     ON DATE OF
THOUSANDS                          MATURITY DATE                                 PURCHASE             VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (99.8%)
$126,717   Federal Farm Credit Bank
             02/05/99-07/08/99...........................................       4.72-5.52%        $  125,600,113
 451,331   Federal Home Loan Banks
             02/01/99-07/09/99...........................................        4.62-5.50           448,400,160
 261,524   Federal Home Loan Mortgage Corp. 02/16/99-06/18/99............        4.68-5.10           259,511,674
 173,221   Federal National Mortgage Assoc. 02/02/99-06/10/99............        4.72-5.06           171,818,926
  10,000   Tennessee Valley Authority 03/22/99...........................          4.81                9,932,567
                                                                                                  --------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $1,015,263,440)......................................................   1,015,263,440
                                                                                                  --------------

           U.S. GOVERNMENT OBLIGATION (0.7%)
   7,000   U.S. Treasury Bill 03/04/99
             (AMORTIZED COST $6,968,205).................................          5.09                6,968,205
                                                                                                  --------------

           REPURCHASE AGREEMENT (0.2%)
   2,085   The Bank of New York due 02/01/99 (dated 01/29/99; proceeds
             $2,085,454) (a) (IDENTIFIED COST $2,084,639)................          4.688               2,084,639
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,024,316,284) (B)....................................................  100.7 %   1,024,316,284

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................................   (0.7)       (6,851,521)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,017,464,763
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

(a) Collateralized by $1,748,626 U.S. Treasury Bond 6.625% due 02/15/27 valued at $2,126,332.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $1,024,316,284)..........................................................  $1,024,316,284
Cash........................................................................................          90,001
Receivable for shares of beneficial interest sold...........................................         328,520
Prepaid expenses and other assets...........................................................          36,226
                                                                                              --------------

     TOTAL ASSETS...........................................................................   1,024,771,031
                                                                                              --------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............................................       6,555,859
    Investment management fee...............................................................         354,608
    Plan of distribution fee................................................................          78,679
Accrued expenses............................................................................         317,122
                                                                                              --------------

     TOTAL LIABILITIES......................................................................       7,306,268
                                                                                              --------------

     NET ASSETS.............................................................................  $1,017,464,763
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,017,463,124
Accumulated undistributed net investment income.............................................           1,639
                                                                                              --------------

     NET ASSETS.............................................................................  $1,017,464,763
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  1,017,463,124 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..........           $1.00
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $50,615,622
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,236,205
Transfer agent fees and expenses...............................................................    3,029,492
Plan of distribution fee.......................................................................      903,926
Registration fees..............................................................................      243,033
Shareholder reports and notices................................................................      213,606
Custodian fees.................................................................................       59,794
Professional fees..............................................................................       52,052
Trustees' fees and expenses....................................................................       17,114
Other..........................................................................................       11,421
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    8,766,643
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   41,848,979

     NET REALIZED GAIN.........................................................................       40,360
                                                                                                 -----------

NET INCREASE...................................................................................  $41,889,339
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          JANUARY 31, 1999  JANUARY 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................  $     41,848,979  $     40,709,335
Net realized gain.......................................................            40,360         --
                                                                          ----------------  ----------------

     NET INCREASE.......................................................        41,889,339        40,709,335
                                                                          ----------------  ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................................       (41,849,500)      (40,709,121)
Net realized gain.......................................................           (40,360)        --
                                                                          ----------------  ----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................       (41,889,860)      (40,709,121)
                                                                          ----------------  ----------------
Net increase (decrease) from transactions in shares of beneficial
  interest..............................................................       126,893,998       (36,513,549)
                                                                          ----------------  ----------------

     NET INCREASE (DECREASE)............................................       126,893,477       (36,513,335)

NET ASSETS:
Beginning of period.....................................................       890,571,286       927,084,621
                                                                          ----------------  ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,639 AND $2,160,
    RESPECTIVELY).......................................................  $  1,017,464,763  $    890,571,286
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Money Market Trust (the "Trust"), formerly Dean Witter U.S. Government Money Market Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objectives are security of principal, high current income and liquidity. The Trust was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums are amortized and discounts are accreted over the life of the respective securities.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, and other selected broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the year ended January 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended January 31, 1999 aggregated $12,774,924,363 and $12,697,076,883, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At January 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $152,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended January 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,203. At January 31, 1999, the Trust had an accrued pension liability of $50,731 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FOR THE YEAR        FOR THE YEAR
                                                                         ENDED               ENDED
                                                                   JANUARY 31, 1999    JANUARY 31, 1998
                                                                   -----------------   -----------------
Shares sold......................................................      2,239,344,299       2,013,452,444
Shares issued in reinvestment of dividends.......................         41,717,140          40,560,689
Acquisition of Dean Witter Retirement Series -- U.S. Government
 Money Market....................................................            837,211          --
                                                                   -----------------   -----------------
                                                                       2,281,898,650       2,054,013,133
Shares repurchased...............................................     (2,155,004,652)     (2,090,526,682)
                                                                   -----------------   -----------------
Net increase (decrease)..........................................        126,893,998         (36,513,549)
                                                                   -----------------   -----------------
                                                                   -----------------   -----------------

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- U.S. GOVERNMENT MONEY MARKET SERIES

As of the close of business on September 11, 1998, the Trust acquired all the net assets of Dean Witter Retirement Series -- U.S. Government Money Market Series ("Retirement U.S. Government") pursuant to a plan of reorganization approved by shareholders of Retirement U.S. Government on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 837,211 shares of the Trust at a net asset value of $1.00 per share for 837,211 shares of Retirement U.S. Government. The net assets of the Trust and Retirement U.S. Government immediately before the acquisition were $942,511,862 and $837,211, respectively. Immediately after the acquisition, the combined net assets of the Trust amounted to $943,349,073.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT
MONEY MARKET TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (appearing in the "Financial Highlights" table on page 14 of this Prospectus) present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter U.S. Government Money Market Trust (the "Trust") formerly Dean Witter U.S. Government Money Market Trust, at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Pricewaterhouse Coopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 5, 1999

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------

GROWTH FUNDS
Aggressive Equity Fund

American Value Fund

Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

Precious Metals and Minerals Trust


GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio

Global Dividend Growth Securities

International SmallCap Fund
Japan Fund
Pacific Growth Fund
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
---------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio

Income Builder Fund


Mid-Cap Dividend Growth Securities


S&P 500 Index Fund

S&P 500 Select Fund
Strategist Fund
Value-Added Market Series/Equity Portfolio


THEME FUNDS


Global Utilities Fund


Real Estate Fund


Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities

Short-Term Bond Fund (NL)


GLOBAL INCOME FUNDS
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)


There may be Funds created after this PROSPECTUS was published. Please consult the inside front cover of a new Fund's PROSPECTUS for its designation, e.g., Multi-Class Fund or Money Market Fund.



Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are:
NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

  2  3  0 --
 for office use only

                                                                [LOGO]
APPLICATION

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303

[REMOVE APPLICATION CAREFULLY]

INSTRUCTIONS        For assistance in completing this application, telephone Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS
                    (toll-free).
TO REGISTER
SHARES              1.
(please print)
                  ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
-As joint
  tenants,
  use line          2.
  1 & 2           ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
                    (Joint tenants with rights of survivorship unless otherwise specified)
                                                                                              ------------------------
                                                                                              Social Security Number
-As custodian
  for a minor,      3.
  use lines 1 &
  3
                   ---------------------------------------------------------------------------------------------------------------
                                                                    Minor's Name
                    Under the________Uniform Gifts to Minors Act                            ---------------------------
                                                                                           Minor's Social Security Number
                    State of Residence of Minor
-In the name of a
  corporation,      4.
  trust,
  partnership
  or other         ---------------------------------------------------------------------------------------------------------------
  institutional                       Name of Corporation, Trust (including trustee name(s)) or Other Organization investors, use
  line 4
                    If Trust, Date of Trust Instrument:____________                          Tax Identification
                                                                                             Number__________
ADDRESS
                   ---------------------------------------------------------------------------------------------------------------
                      City                       State                       Zip Code

TO PURCHASE
SHARES:
Minimum Initial     / / CHECK (enclosed) $__________ (Make Payable to Morgan Stanley Dean Witter U.S. Government Money Market
Investment:         Trust)
$1,000              / / WIRE*  On__________          MF*________
                    (Date)                            (Control number, this transaction)

                   ----------------------------------------------------------------------------------------------------------
                    Name of Bank                                                                        Branch
                   ----------------------------------------------------------------------------------------------------------
                    Address
                   ----------------------------------------------------------------------------------------------------------
                    Telephone Number
                    * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS
                    (toll-free).
                    Your bank should wire to:
                    Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB

                    Account Number: 8900188413
                    Re: Morgan Stanley Dean Witter U.S. Government Money Market Trust
                    Account Of:______________________
                    (Investor's Account as Registered at the Transfer Agent)
                    Control or Account Number:______________________
                    (Assigned by Telephone)
                                                         OPTIONAL SERVICES

                    NOTE: If you are a current shareholder of Morgan Stanley Dean Witter
                    U.S. Government Money Market Trust, please indicate your fund account number here.
                    [ 2 ] [ 3 ] [ 0 ]  -

DIVIDENDS           All dividends will be reinvested daily in additional shares, unless the following option is selected:
                    / / Pay income dividends by check at the end of each month.
WRITE YOUR OWN      / / Send an initial supply of checks.
CHECK               FOR JOINT ACCOUNTS:
                    / / CHECK THIS BOX IF ALL OWNERS ARE REQUIRED TO SIGN CHECKS.

                  / /  Morgan Stanley Dean Witter Trust FSB is hereby authorized to honor telephonic or other instructions, without
PAYMENT TO           signature guarantee, from any person for the redemption of any or all shares of Morgan Stanley Dean Witter U.S.
PREDESIGNATED          Government Money Market Trust held in my (our) account provided that proceeds are transmitted only to the
BANK ACCOUNT           following bank account. (Absent its own negligence, neither Morgan Stanley Dean Witter U.S. Government Money
                       Market Trust nor Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") shall be liable for any redemption caused by unauthorized instruction(s)):
Bank Account
must be in
same name as
shares are
registered        -------------------------------------------------------------------------------  ------------------------------
                  NAME & BANK ACCOUNT NUMBER                                                        BANK'S ROUTING TRANSMIT CODE
                                                                                                          (ASK YOUR BANK)
Minimum Amount:   -------------------------------------------------------------------------------
$1,000            NAME OF BANK

                  -------------------------------------------------------------------------------
                  ADDRESS OF BANK
                  (       )
                  -------------------------------------------------------------------------------
                  TELEPHONE NUMBER OF BANK
                                                              SIGNATURE AUTHORIZATION
FOR ALL ACCOUNTS  NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY MODIFICATION OF THE INFORMATION BELOW WILL REQUIRE AN
                  AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND EFFECT UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY
                  THE TRANSFER AGENT.
                  The "Transfer Agent" is hereby authorized to act as agent for the registered owner of shares of Morgan Stanley
                  Dean Witter U.S. Government Money Market Trust (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents, or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent.
                  I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of, Morgan Stanley Dean Witter U.S. Government
                  Money Market Trust and (we) further certify my (our) authority to sign and act for and on behalf of the investor.
                  Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal
                  Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item
                  (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)
                  For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:
                  / / I am a United States Citizen.                     / / I am not a United States Citizen.
                                                  SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)

                  ------------------------------------------------          ------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA

                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
Name(s) must be
signed
exactly the same  SIGNED THIS_______________DAY OF__________, 19____.
as shown on
lines 1 to 4 on
the reverse
side of this                                FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS
application
                  The following named persons are currently officers/trustees/general partners/other authorized signatories of the
                  Registered Owner, and any * of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the the Fund for the
                  Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:
                                         NAME/TITLE                                                SIGNATURE

In addition,
complete
Section A or B    --------------------------------------------------------  --------------------------------------------------------
below.
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA

                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA

                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  SIGNED THIS____________DAY OF____________, 19____.
                  The Transfer Agent may, without inquiry, act only upon the instruction of ANY PERSON(S) purporting to be (an)
                  Authorized Person(s) as named in the Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the
                  Transfer Agent having acted upon any instruction reasonably believed genuine.
                  ------------------------------------------------------------------------------------------------------------------
                  *INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT MAY HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS
                   NAMED ABOVE.

SECTION (A)           NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS AND
INCORPORATED
ASSOCIATIONS ONLY.    I, ____________, Secretary of the Registered Owner, do hereby certify that at a meeting on
SIGN ABOVE AND COM-   ____________ at which a quorum was present throughout, the Board of Directors of the
PLETE THIS            corporation/the officers of the association duly adopted a resolution, which is in full force and
SECTION               effect and in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the
                      Transfer Agent when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer
                      Agent receives a duly executed amendment to the Certification Form.
SIGNATURE
GUARANTEE**           Witness my hand on behalf of the corporation/association this ______ day of ____________, 19____.
(or Corporate Seal)
                      --------------------------------------------------------------------------------------------------
                                                                 Secretary**
                      The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the
                      corporation/association.
SIGNATURE
GUARANTEE**           --------------------------------------------------------------------------------------------------
(or Corporate Seal)                  Certifying Officer of the Corporation or Incorporated Association**

SECTION (B) ALL                                    NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
OTHER
INSTITUTIONAL         --------------------------------------------------------------------------------------------------
INVESTORS                                                         Certifying
SIGNATURE                                          Trustee(s)/General Partner(s)/Other(s)**
GUARANTEE**
                      --------------------------------------------------------------------------------------------------
SIGN ABOVE AND COM-                                               Certifying
PLETE THIS SECTION                                 Trustee(s)/General Partner(s)/Other(s)**
                      --------------------------------------------------------------------------------------------------
                      **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIBIGLE GUARANTOR

DEALER            Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named applicant(s).
(if any)
Completion by
dealer only       ----------------------------------------------------  ----------------------------------------------------
                  Firm Name                                             Office Number-Account Number at Dealer-A/E Number
                  ----------------------------------------------------  ----------------------------------------------------
                  Address                                               Account Executive's Last Name
                  ----------------------------------------------------  ----------------------------------------------------
                  City, State, Zip Code                                 Branch Office

-Registered Trademark- 1999 Morgan Stanley Dean Witter Distributors Inc.

                                                     PROSPECTUS - MARCH 29, 1999


Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:



                                 (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:
                            www.deanwitter.com/funds


Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


Morgan Stanley Dean Witter
                                                                 U.S. GOVERNMENT
                                                              MONEY MARKET TRUST

                               [BACK COVER PHOTO]

 TICKER SYMBOL: DWGXX


(INVESTMENT COMPANY ACT FILE NO. 811-3326)

STATEMENT OF ADDITIONAL INFORMATION                           MORGAN STANLEY
MARCH 29, 1999                                                DEAN WITTER
                                                              U.S. GOVERNMENT
                                                              MONEY MARKET
                                                              TRUST

--------------------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated March 29, 1999) for the Morgan Stanley Dean Witter U.S. Government Money Market Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.



Morgan Stanley Dean Witter
U.S. Government Money Market Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I. Fund History........................................................................          4

II. Description of the Fund and Its Investments and Risks..............................          4

  A. Classification....................................................................          4

  B. Investment Strategies and Risks...................................................          4

  C. Fund Policies/Investment Restrictions.............................................          6

III. Management of the Fund............................................................          7

  A. Board of Trustees.................................................................          7

  B. Management Information............................................................          7

  C. Compensation......................................................................         12

IV. Control Persons and Principal Holders of Securities................................         14

V. Investment Management and Other Services............................................         14

  A. Investment Manager................................................................         14

  B. Principal Underwriter.............................................................         15

  C. Services Provided by the Investment Manager and Fund Expenses Paid by Third
   Parties.............................................................................         15

  D. Rule 12b-1 Plan...................................................................         16

  E. Other Service Providers...........................................................         18

VI. Brokerage Allocation and Other Practices...........................................         18

  A. Brokerage Transactions............................................................         18

  B. Commissions.......................................................................         18

  C. Brokerage Selection...............................................................         19

  D. Directed Brokerage................................................................         20

  E. Regular Broker-Dealers............................................................         20

VII. Capital Stock and Other Securities................................................         20

VIII. Purchase, Redemption and Pricing of Shares.......................................         21

  A. Purchase/Redemption of Shares.....................................................         21

  B. Offering Price....................................................................         21

IX. Taxation of the Fund and Shareholders..............................................         23

X. Underwriters........................................................................         24

XI. Calculation of Performance Data....................................................         24

XII. Financial Statements..............................................................         25

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Fund's assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter U.S. Government Money Market Trust, a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on November 18, 1981, with the name Sears U.S. Government Money Market Trust. On March 21, 1983, the Fund's name was changed to Dean Witter/Sears U.S. Government Money Market Trust. On February 19, 1993, the Fund's name was changed to Dean Witter U.S. Government Money Market Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter U.S. Government Money Market Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objectives are security of principal, high current income and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and for purposes other than meeting redemptions may not exceed 5% of the Fund's total assets.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS


    The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.



    The Fund will:



         1. Seek to provide security of principal, high current income and liquidity.


    The Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds.

         2. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; or through its transactions in reverse repurchase agreements. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. Borrowings in excess of 5% will be repaid before additional investments are made.

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets, but only to secure borrowings for temporary or emergency purposes.

         4.  Sell securities short or purchase securities on margin.

         5.  Write or purchase put or call options.

         6. Underwrite the securities of other issuers or purchase restricted securities except insofar as the Fund may enter into any repurchase or reverse repurchase agreements.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests.

         8. Make loans to others, except: (a) by the purchase of qualified debt obligations; (b) lending portfolio securities; and (c) by investment in repurchase agreements referred to above and in the Prospectus.

         9. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

        10. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        11. Lend its portfolio securities in excess of 10% of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Seven Trustees (77% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Four of the seven Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.

    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 85 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series, are shown below.



      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (58) ...................................  Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                                 Director or Trustee of the Morgan Stanley Dean Witter
c/o Kmart Corporation                                   Funds; Trustee of Discover Brokerage Index Series;
3100 West Big Beaver Road                               formerly Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                          Furniture Corporation (November, 1995-November, 1998) and
                                                        President and Chief Executive Officer of Hills Department
                                                        Stores (May, 1991-July, 1995); formerly variously
                                                        Chairman, Chief Executive Officer, President and Chief
                                                        Operating Officer (1987-1991) of the Sears Merchandise
                                                        Group of Sears, Roebuck and Co.; Director of Eaglemark
                                                        Financial Services, Inc. and Weirton Steel Corporation.

Charles A. Fiumefreddo* (65) .........................  Chairman, Director or Trustee, President and Chief
Chairman of the Board, President,                       Executive Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee                     Chairman, Chief Executive Officer and Trustee of the
Two World Trade Center                                  TCW/DW Funds; Trustee of Discover Brokerage Index Series;
New York, New York                                      formerly Chairman, Chief Executive Officer and Director of the Investment Manager, the Distributor and MSDW Services
                                                        Company; Executive Vice President and Director of Dean
                                                        Witter Reynolds; Chairman and Director of the Transfer
                                                        Agent; formerly Director and/or officer of various MSDW
                                                        subsidiaries (until June, 1998).

Edwin J. Garn (66) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds; Trustee of Discover Brokerage Index Series;
c/o Huntsman Corporation                                formerly United States Senator (R-Utah) (1974-1992) and
500 Huntsman Way                                        Chairman, Senate Banking Committee (1980-1986); formerly
Salt Lake City, Utah                                    Mayor of Salt Lake City, Utah (1971-1974); formerly
                                                        Astronaut, Space Shuttle Discovery (April 12-19, 1985);
                                                        Vice Chairman, Huntsman Corporation; Director of Franklin
                                                        Covey (time management systems), BMW Bank of North
                                                        America, Inc., United Space Alliance (joint venture
                                                        between Lockheed Martin and the Boeing Company) and Nuskin
                                                        Asia Pacific (multilevel marketing); member of the board
                                                        of various civic and charitable organizations.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
John R. Haire (74) ...................................  Chairman of the Audit Committee and Director or Trustee of
Trustee                                                 the Morgan Stanley Dean Witter Funds; Chairman of the
Two World Trade Center                                  Audit Committee and Trustee of the TCW/DW Funds; Chairman
New York, New York                                      of the Audit Committee and Chairman of the Audit Committee
                                                        and Trustee of Discover Brokerage Index Series; formerly
                                                        Chairman of the Independent Directors or Trustees of the
                                                        Morgan Stanley Dean Witter Funds and the TCW/ DW Funds
                                                        (until June, 1998); formerly President, Council for Aid to
                                                        Education (1978-1989) and Chairman and Chief Executive
                                                        Officer of Anchor Corporation, an investment advisor
                                                        (1964-1978).

Wayne E. Hedien (65) .................................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Trustee of Discover Brokerage Index Series;
c/o Gordon Altman Butowsky                              Director of The PMI Group, Inc. (private mortgage
Weitzen Shalov & Wein                                   insurance); Trustee and Vice Chairman of The Field Museum
Counsel to the Independent Trustees                     of Natural History; formerly associated with the Allstate
114 West 47th Street                                    Companies (1966-1994), most recently as Chairman of The
New York, New York                                      Allstate Corporation (March, 1993-December, 1994) and
                                                        Chairman and Chief Executive Officer of its wholly-owned
                                                        subsidiary, Allstate Insurance Company (July,
                                                        1989-December, 1994); director of various other business
                                                        and charitable organizations.

Dr. Manuel H. Johnson (50) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Director or Trustee of the Morgan Stanley Dean Witter
Washington, D.C.                                        Funds; Trustee of the TCW/ DW Funds; Trustee of Discover
                                                        Brokerage Index Series; Director of NASDAQ (since June,
                                                        1995); Director of Greenwich Capital Markets, Inc.
                                                        (broker-dealer) and NVR, Inc. (home construction); Chair-
                                                        man and Trustee of the Financial Accounting Foundation
                                                        (oversight organization of the Financial Accounting
                                                        Standards Board); formerly Vice Chairman of the Board of
                                                        Governors of the Federal Reserve System (1986-1990) and
                                                        Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (62) ...............................  General Partner, Triumph Capital, L.P., a private
Trustee                                                 investment partnership; Director or Trustee of the Morgan
c/o Triumph Capital, L.P.                               Stanley Dean Witter Funds; Trustee of the TCW/DW Funds;
237 Park Avenue                                         Trustee of Discover Brokerage Index Series; formerly Vice
New York, New York                                      President, Bankers Trust Company and BT Capital
                                                        Corporation (1984-1988); director of various business
                                                        organizations.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Philip J. Purcell* (55) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, Dean Witter Reynolds and Novus Credit
1585 Broadway                                           Services Inc.; Director of the Distributor; Director or
New York, New York                                      Trustee of the Morgan Stanley Dean Witter Funds; Trustee
                                                        of Discover Brokerage Index Series; Director and/or
                                                        officer of various MSDW subsidiaries.

John L. Schroeder (68) ...............................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Trustee of the TCW/DW Funds; Trustee of
c/o Gordon Altman Butowsky                              Discover Brokerage Index Series; Director of Citizens
Weitzen Shalov & Wein                                   Utilities Company; formerly Executive Vice President and
Counsel to the Independent Trustees                     Chief Investment Officer of the Home Insurance Company
114 West 47th Street                                    (August, 1991-September, 1995).
New York, New York

Barry Fink (44) ......................................  Senior Vice President (since March, 1997) and Secretary
Vice President, Secretary and General Counsel           and General Counsel (since February, 1997) and Director
Two World Trade Center                                  (since July, 1998) of the Investment Manager and MSDW
New York, New York                                      Services Company; Senior Vice President (since March,
                                                        1997) and Assistant Secretary and Assistant General
                                                        Counsel (since February, 1997) of the Distributor;
                                                        Assistant Secretary of Dean Witter Reynolds (since August,
                                                        1996); Vice President, Secretary and General Counsel of
                                                        the Morgan Stanley Dean Witter Funds and the TCW/DW Funds
                                                        (since February, 1997); Vice President, Secretary and
                                                        General Counsel of Discover Brokerage Index Series;
                                                        previously First Vice President (June, 1993-February,
                                                        1997), Vice President and Assistant Secretary and
                                                        Assistant General Counsel of the Investment Manager and
                                                        MSDW Services Company and Assistant Secretary of the Mor-
                                                        gan Stanley Dean Witter Funds and the TCW/DW Funds.

Jonathan R. Page (52) ................................  Senior Vice President of the Investment Manager; Vice
Senior Vice President                                   President of various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (52) ................................  First Vice President and Assistant Treasurer of the
Treasurer                                               Investment Manager and MSDW Services Company; Treasurer of
Two World Trade Center                                  the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and
New York, New York                                      Discover Brokerage Index Series.

------------------------
*Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.

    In addition, MITCHELL M. MERIN, President and Chief Operating Officer of Asset Management of MSDW, President, Chief Executive Officer and Director of the Investment Manager and MSDW Services Company, Chairman and Director of the Distributor and the Transfer Agent, Executive Vice President and

Director of Dean Witter Reynolds, and Director of various MSDW subsidiaries, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and PETER
M. AVELAR, PAUL D. VANCE and JAMES F. WILLISON, Senior Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.



    In addition, FRANK BRUTTOMASSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.


    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Insurance Committee.

    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Trustees for which services the Fund paid him an additional annual fee of $1,200.


    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended January 31, 1999.

                               FUND COMPENSATION


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,450
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       2,600
Wayne E. Hedien...............................................       1,600
Dr. Manuel H. Johnson.........................................       1,550
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600


    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                                   FOR SERVICE AS
                                                                    CHAIRMAN OF                     TOTAL CASH
                                                                    INDEPENDENT     FOR SERVICE    COMPENSATION
                               FOR SERVICE                           DIRECTORS/          AS        FOR SERVICES
                              AS DIRECTOR OR                        TRUSTEES AND    CHAIRMAN OF         TO
                               TRUSTEE AND                             AUDIT        INDEPENDENT      85 MORGAN
                             COMMITTEE MEMBER    FOR SERVICE AS    COMMITTEES OF    TRUSTEES AND      STANLEY
                               OF 85 MORGAN       TRUSTEE AND        85 MORGAN         AUDIT        DEAN WITTER
                                 STANLEY        COMMITTEE MEMBER      STANLEY        COMMITTEES      FUNDS AND
NAME OF                        DEAN WITTER        OF 11 TCW/DW      DEAN WITTER     OF 11 TCW/DW     11 TCW/DW
INDEPENDENT TRUSTEE               FUNDS              FUNDS             FUNDS           FUNDS           FUNDS
---------------------------  ----------------   ----------------   --------------   ------------   -------------
Michael Bozic..............      $120,150           --                 --              --            $120,150
Edwin J. Garn..............       132,450           --                 --              --             132,450
John R. Haire..............       136,450           $66,931           $101,338        $14,725         319,444
Wayne E. Hedien............       132,350           --                 --              --             132,350
Dr. Manuel H. Johnson......       128,400            62,331            --              --             190,731
Michael E. Nugent..........       132,450            62,131            --              --             194,581
John L. Schroeder..........       132,450            64,731            --              --             197,181

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended January 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of January 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                         FOR ALL ADOPTING FUNDS                                       ESTIMATED ANNUAL
                                  ------------------------------------     RETIREMENT BENEFITS            BENEFITS
                                       ESTIMATED                           ACCRUED AS EXPENSES       UPON RETIREMENT(2)
                                    CREDITED YEARS        ESTIMATED     -------------------------  ----------------------
                                     OF SERVICE AT      PERCENTAGE OF                   BY ALL       FROM      FROM ALL
                                      RETIREMENT          ELIGIBLE        BY THE       ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE          (MAXIMUM 10)       COMPENSATION       FUND         FUNDS        FUND        FUNDS
--------------------------------  -------------------  ---------------  -----------  ------------  ---------  -----------
Michael Bozic...................              10             60.44%      $     394   $  22,377     $     937  $    52,250
Edwin J. Garn...................              10             60.44             596      35,225           937       52,250
John R. Haire...................              10             60.44             285     (12,211)(3)     2,440      134,705
Wayne E. Hedien.................               9             51.37             738      41,979           796       44,413
Dr. Manuel H. Johnson...........              10             60.44             239      14,047           937       52,250
Michael E. Nugent...............              10             60.44             419      25,336           937       52,250
John L. Schroeder...............               8             50.37             804      45,117           796       44,343


------------------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.
(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding shares of the Fund on February 26, 1999: Mellon Bank N.A., Mutual Funds, P.O. Box 3198, Pittsburgh PA 15230, as trustee of the Morgan Stanley Dean Witter START Plan, an employee benefit plan established under Sections 401(a) and 401(k) of the Internal Revenue Code for the benefit of certain employees of MSDW and its subsidiaries -- 9.36%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion.

    For the fiscal years ended January 31, 1997, 1998 and 1999, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $4,190,754, $4,108,339 and $4,236,205, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER


    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings;

postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.


D. RULE 12B-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

    The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Dean Witter Reynolds Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    The Fund reimbursed $903,926 to the Distributor pursuant to the Plan which amounted to 0.10 of 1% of the Fund's average daily net assets for the fiscal year ended January 31, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-;
(iv) compensation to dealers --$-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $903,926. No payments under the Plan were made for interest, carrying or other financing charges.


    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the most recent continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to implement the Fund's method and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment

Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS


(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT



    Morgan Stanley Dean Witter Trust FSB is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

    During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended January 31, 1999, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended January 31, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At January 31, 1999, the Fund did not own any securities issued by any of such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

B. OFFERING PRICE

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and
(ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund intends to distribute all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

    The Trustees of the Fund may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains the Trust's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    TAXES. The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes, provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Trust's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term capital gains distributions, which are taxable as long-term capital gains, are not eligible for the dividends received deduction.

    Under present Massachusetts law, the Fund is not subject to any Massachusetts income tax during any fiscal year in which the Fund qualifies as a regulated investment company. The Fund might be subject to Massachusetts income taxes for any taxable year in which it does not so qualify as a regulated investment company.

    The Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    The Fund's current yield for the seven days ending January 31, 1999 was 3.90%. The effective annual yield on January 31, 1999, was 3.98% assuming daily compounding.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception (February 17, 1982) would have grown to $26,930, $134,650 and $269,300, respectively, at January 31, 1999.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended January 31, 1999 included in the PROSPECTUS and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

            MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                               PART C OTHER INFORMATION

Item 23.  EXHIBITS

       2.   Amended and Restated By-Laws of the Registrant dated January 28,
            1999.

       6.  Retirement Plan for Non-Interested Trustees or Directors.

      10.  Consent of Independent Accountants.

      14.  Financial Data Schedule.

      All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None

Item 25.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 7 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)   Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)   Morgan Stanley Dean Witter California Quality Municipal Securities
(3)   Morgan Stanley Dean Witter Government Income Trust
(4)   Morgan Stanley Dean Witter High Income Advantage Trust
(5)   Morgan Stanley Dean Witter High Income Advantage Trust II
(6)   Morgan Stanley Dean Witter High Income Advantage Trust III
(7)   Morgan Stanley Dean Witter Income Securities Inc.
(8)   Morgan Stanley Dean Witter Insured California Municipal Securities
(9)   Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust
(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust

(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(40   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Value Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Utilities Fund
(24)  Morgan Stanley Dean Witter Growth Fund
(25)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)  Morgan Stanley Dean Witter Health Sciences Trust
(27)  Morgan Stanley Dean Witter High Yield Securities Inc.
(28)  Morgan Stanley Dean Witter Income Builder Fund
(29)  Morgan Stanley Dean Witter Information Fund
(30)  Morgan Stanley Dean Witter Intermediate Income Securities
(31)  Morgan Stanley Dean Witter International SmallCap Fund
(32)  Morgan Stanley Dean Witter Japan Fund
(33)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)  Morgan Stanley Dean Witter Market Leader Trust
(36)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)  Morgan Stanley Dean Witter Real Estate Fund

(45)  Morgan Stanley Dean Witter S&P 500 Index Fund
(46)  Morgan Stanley Dean Witter S&P 500 Select Fund
(47)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(48)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49)  Morgan Stanley Dean Witter Short-Term Bond Fund
(50)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)  Morgan Stanley Dean Witter Special Value Fund
(52)  Morgan Stanley Dean Witter Strategist Fund
(53)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)  Morgan Stanley Dean Witter Utilities Fund
(58)  Morgan Stanley Dean Witter Value-Added Market Series
(59)  Morgan Stanley Dean Witter Value Fund
(60)  Morgan Stanley Dean Witter Variable Investment Series
(61)  Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth Fund
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)   TCW/DW Term Trust 2000
(2)   TCW/DW Term Trust 2002
(3)   TCW/DW Term Trust 2003

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        ------------------------------------------------

Mitchell M. Merin             President and Chief Operating Officer of Asset
President, Chief              Management of Morgan Stanley Dean Witter & Co.
Executive Officer and         ("MSDW); Chairman and Director of Morgan Stanley
Director                      Dean Witter Distributors Inc. ("MSDW
                              Distributors") and Morgan Stanley Dean Witter
                              Trust FSB ("MSDW Trust"); President, Chief
                              Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW
                              Services"); Vice President of the Morgan Stanley
                              Dean Witter Funds, TCW/DW Funds and Discover
                              Brokerage Index Series; Executive Vice President and Director of Dean Witter Reynolds Inc. ("DWR");
                              Director of various MSDW subsidiaries.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        ------------------------------------------------

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW
Financial Officer             Services; Director of DWR and MSDW.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter
Executive Vice President      Funds and Discover Brokerage Index Series; and
Chief Investment              Director of MSDW Trust.
Officer


Ronald E. Robison             Executive Vice President , Chief Administrative
Executive Vice President,     Officer and Director of MSDW Services; Vice Chief
Administrative                President of the Morgan Stanley Dean Witter Funds,
Officer and Director          TCW/DW Funds and Discover Brokerage Index Series

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Counsel
and Director                  Secretary and Assistant General Counsel of MSDW
                              Distributors; Vice President, Secretary and
                              General Counsel of the Morgan Stanley Dean Witter
                              Funds, TCW/DW Funds and Discover Brokerage Index
                              Series.

Peter M. Avelar               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW
                              Trust; Vice President of the Morgan Stanley Dean
                              Witter Funds, TCW/DW Funds and Discover Brokerage
                              Index Series.

Rajesh K. Gupta               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds and Discover Brokerage Index Series.

Kevin Hurley                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Michelle Kaufman              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Paul D. Vance                 Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Frank Bruttomesso             First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

Toby Burroughs
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial and
Treasurer                     Accounting Officer of the Morgan Stanley Dean
                              Witter Funds, TCW/DW Funds and Discover Brokerage
                              Index Series..

Thomas Chronert
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of MSDW Services; and
Assistant Secretary           Assistant Secretary of the Morgan Stanley Dean
                              Witter Funds, TCW/DW Funds and Discover Brokerage
                              Index Series.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante            First Vice President and Controller of MSDW First
Vice President                Services; Assistant Treasurer of MSDW and
Controller                    Distributors; First Vice President and Treasurer
                              of MSDW Trust.

David Johnson
First Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Stanley Kapica
First Vice President

LouAnne D. McInnis            First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

Carsten Otto                  First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of the Morgan
and Assistant Secretary       Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

Ruth Rossi                    First Vice President and Assistant Secretary of
First Vice President and      MSDW Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

James P. Wallin
First Vice President

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Armon Bar-Tur
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Dale Boetcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Matthew Haynes                Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

Nancy Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                 Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                     Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds, TCW/DW Funds and
                              Discover Brokerage Index Series.

Gerard J. Lian                Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Nancy Login
Vice President

Sharon Loquercio
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts              Vice President of Morgan Stanley Dean Witter S&P
Vice President                500 Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti               Vice President of Morgan Stanley Dean Witter
Vice President                Information Fund.

Anne Pickrell                 Vice President of various  Morgan Stanley Dean
Vice President                Witter Funds.

Dawn Rorke
Vice President

John Roscoe                   Vice President of Morgan Stanley Dean Witter
Vice President                Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Carl F. Sadler
Vice President

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
----------------------        -------------------------------------------------

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss             Vice President of Morgan Stanley Dean Witter
Vice President                Federal Securities Trust.

Peter J. Seeley               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

John Wong
Vice President

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust

(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Value Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Growth Securities
(12)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)   Morgan Stanley Dean Witter Convertible Securities Trust
(14)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)   Morgan Stanley Dean Witter Diversified Income Trust
(16)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)   Morgan Stanley Dean Witter Equity Fund
(18)   Morgan Stanley Dean Witter European Growth Fund Inc.
(19)   Morgan Stanley Dean Witter Federal Securities Trust
(20)   Morgan Stanley Dean Witter Financial Services Trust
(21)   Morgan Stanley Dean Witter Fund of Funds
(22)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)   Morgan Stanley Dean Witter Global Utilities Fund
(24)   Morgan Stanley Dean Witter Growth Fund
(25)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)   Morgan Stanley Dean Witter Health Sciences Trust
(27)   Morgan Stanley Dean Witter High Yield Securities Inc.
(28)   Morgan Stanley Dean Witter Income Builder Fund
(29)   Morgan Stanley Dean Witter Information Fund
(30)   Morgan Stanley Dean Witter Intermediate Income Securities
(31)   Morgan Stanley Dean Witter International SmallCap Fund
(32)   Morgan Stanley Dean Witter Japan Fund
(33)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)   Morgan Stanley Dean Witter Market Leader Trust
(36)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)   Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)   Morgan Stanley Dean Witter Prime Income Trust
(45)   Morgan Stanley Dean Witter Real Estate Fund
(46)   Morgan Stanley Dean Witter S&P 500 Index Fund
(47)   Morgan Stanley Dean Witter S&P 500 Select Fund
(48)   Morgan Stanley Dean Witter Short-Term Bond Fund
(49)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)   Morgan Stanley Dean Witter Special Value Fund
(51)   Morgan Stanley Dean Witter Strategist Fund
(52)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust

(54)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)   Morgan Stanley Dean Witter Utilities Fund
(57)   Morgan Stanley Dean Witter Value-Added Market Series
(58)   Morgan Stanley Dean Witter Value Fund
(59)   Morgan Stanley Dean Witter Variable Investment Series
(60)   Morgan Stanley Dean Witter World Wide Income Trust
(1)    TCW/DW Emerging Markets Opportunities Trust
(2)    TCW/DW Global Telecom Trust
(3)    TCW/DW Income and Growth
(4)    TCW/DW Latin American Growth Fund
(5)    TCW/DW Mid-Cap Equity Trust
(6)    TCW/DW North American Government Income Trust
(7)    TCW/DW Small Cap Growth Fund
(8)    TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                     POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                     -------------------------------------------

Christine Edwards        Executive Vice President, Secretary, Director and Chief
                         Legal Officer.

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

Fredrick K. Kubler       Senior Vice President, Assistant Secretary and Chief
                         Compliance Officer.

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vidala           Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of March, 1999.

   MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                                        By  /s/ Barry Fink
                                           -------------------------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                    Title                         Date
          ----------                    -----                         ----

(1) Principal Executive Officer         President, Chief
                                        Executive Officer,
                                        Trustee and Chairman

By  /s/ Charles A. Fiumefreddo                                        03/26/99
   --------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer         Treasurer and Principal
                                        Accounting Officer

By  /s/ Thomas F. Caloia                                              03/26/99
   --------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                    03/26/99
   --------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic        Manuel H. Johnson
    Edwin J. Garn        Michael E. Nugent
    John R. Haire        John L. Schroeder
    Wayne E. Hedien


By  /s/ David M. Butowsky                                             03/26/99
   --------------------------------
        David M. Butowsky
        Attorney-in-Fact

          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST

                                 EXHIBIT INDEX


      2.  Amended and Restated By-Laws of the Registrant dated January 28, 1999.

      6.  Retirement Plan for Non-Interested Trustees or Directors.

     10.  Consent of Independent Accountants.

     14.  Financial Data Schedule.